THE PANAGORA INSTITUTIONAL FUNDS


                                 ANNUAL REPORT
                                  MAY 31, 1997














The PanAgora Institutional Funds
President's Letter
July 10, 1997

Dear Fellow Shareholders:


These are exciting investment times. As I write this letter, the U.S. stock market is charging ahead to unprecedented levels and international stock markets are surging as well. As these events unfold, investors face new challenges. Consequently, I am pleased to present the fourth annual report of The PanAgora Institutional Funds. The PanAgora Institutional Funds started in 1993 to provide investors with investment vehicles in the form of mutual funds implementing specific investment strategies. The PanAgora Institutional Funds make these strategies available to institutional investors including pension funds, foundations and endowment funds and 401(k) plans to individual investors.

The PanAgora Institutional Funds currently offer two series. The PanAgora Asset Allocation Fund invests in a mix of U.S. stocks, bonds and cash equivalents. The PanAgora International Equity Fund invests in stocks outside the U.S.

PANAGORA ASSET ALLOCATION FUND
The PanAgora Asset Allocation Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Fund attempts to achieve its objective by actively allocating assets among U.S. equity securities, investment grade fixed income securities and cash and cash equivalents based on the Advisor's proprietary asset allocation disciplines. During the past year, stock prices have soared and bonds have been stagnant. Corporate earnings growth was much stronger than Wall Street analysts expected. The U.S. economy is seeing the fruits of a very painful period of corporate restructuring. Despite the pain, the strategy paid off. The U.S. economy, which was largely written off at the beginning of the decade, has now become the envy of the world.

Unfortunately, with success also comes overconfidence. Many analysts now believe that the spectacular earnings from corporate restructuring will continue indefinitely into the future. The Wall Street consensus is that we have entered a "new era" where the U.S. economy can continue to have substantial economic growth, low unemployment, and low inflation. As a result, a speculative bubble of dangerous proportions has developed in the U.S. stock market. The U.S. stock market has reached unprecedented levels with the highest Price/Book ratio and lowest dividend yield on record.

On March 25, 1997, the Federal Reserve changed policy from one of monetary expansion to one of restriction, raising the Fed Funds rate by 25 basis points. The stated goal of Fed policy is to slow economic growth before inflation pressures develop. Extreme valuations in the face of a slowing economy and rising interest rates are a dangerous combination. The risk is high for a substantial stock market correction. As a result, the Asset Allocation Fund moved out of the U.S. equity market in the second quarter of 1997 (includes the notional value of futures contracts). We believe a fully defensive position is warranted.








PANAGORA INTERNATIONAL EQUITY FUND
The PanAgora International Equity Fund's primary investment objective is to maximize total return, consisting primarily of capital appreciation. Current income is a secondary objective. The Fund attempts to achieve its objective by actively allocating assets among international equity markets based on the Advisor's proprietary asset allocation disciplines. The International Equity Fund continues its strategy of investing 90% of the assets in major international  developed  countries  of  Europe  and  Asia  and 10% in  Emerging
Markets.

Value added from developed markets country selection was hindered by some unusual patterns in returns since January 1997, low price-to-book countries
(representing better values) have underperformed high price-to-book countries (more overpriced markets). And, over the recent quarter characterized by advancing world equity markets, the smaller market countries have underperformed slightly. Despite these short-term trends, we remain convinced that our value-strategy focusing on countries with more growth potential will provide superior long term returns.

In the developed markets, the Fund is overweighted in Europe. In particular, we are investing in some of the smaller countries such as Austria and Finland. Austria has a strong economy, a strong currency through its close economic ties with Germany and provides good value. We are underweight in Asia, in particular, Japan and Hong Kong. Although Hong Kong seems slightly undervalued, we are concerned about how the "one country, two systems" plan will work in practice. And, we are concerned about efforts of the new government to curb real estate speculation.

Our 10% investment in Emerging Markets has been productive, especially during 1997 as emerging markets performed better than developed markets, on average. We are invested in these markets because, over the long-term, they offer the potential for strong growth. In fact, the growth potential of these countries continues to attract huge institutional investments. Individually, these markets do have high risk. In the International Equity Fund, the risk is managed by diversification and emphasis on the emerging markets with better value.

Thank you for your continuing interest in The PanAgora Institutional Funds. We look forward to serving you.

Sincerely,


Richard A. Crowell
President
The PanAgora Institutional Funds








PANAGORA ASSET ALLOCATION FUND
MAY 31, 1997
CUMULATIVE TOTAL RETURN (UNAUDITED)

--------------------------------------------------------------------------------
PanAgora Asset Allocation Fund

One Year                                                         12.68%*
Average Annual Since Inception (6/1/93)                          12.15%*

* Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Advisor. Without such waivers and reimbursements, total returns would be lower.

--------------------------------------------------------------------------------

The PanAgora Asset Allocation Fund had a neutral to overweighted position in equities and an underweighted position in bonds for much of the fiscal year. This allowed the Fund to participate in the rise in the equity markets through the early part of 1997, and was spared the mediocre performance in the bond market. However, on March 25, 1997, the Federal Reserve moved to raise interest rates to slow a rapidly growing economy and relieve the inflationary pressures that were building. The Fund moved to a low to zero position in equities and an overweighted position in bonds. After an initial drop, the stock market came back to new highs based primarily, we believe, on speculation. While the Fund did not participate in this advance, the risk of a substantial correction has never been higher. As a result, as of 5/31/97 the Fund was fully defensive on the equity market. The asset allocation stood at 70% bonds, 30% cash, and 0% equities (includes notional value . of futures contracts).


                   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN PANAGORA ASSET ALLOCATION FUND (UNAUDITED)






                                    a               b               c

         May 1993                $10,000         $10,000         $10,000
         Aug 1993                $10,210         $10,367         $10,418
         Nov 1993                $10,170         $10,401         $10,396
         Feb 1994                $10,388         $10,590         $10,409
         May 1994                $10,163         $10,425         $10,069
         Aug 1994                $10,509         $10,934         $10,260
         Nov 1994                $10,224         $10,509         $10,077
         Feb 1995                $10,792         $11,367         $10,594
         May 1995                $11,600         $12,528         $11,226
         Aug 1995                $12,496         $13,278         $11,420
         Nov 1995                $13,071         $14,394         $11,855
         Feb 1996                $13,583         $15,311         $11,890
         May 1996                $14,041         $16,091         $11,717
         Aug 1996                $13,743         $15,765         $11,887
         Nov 1996                $15,498         $18,405         $12,573
         Feb 1997                $16,058         $19,318         $12,526
         May 1997                $15,822         $20,826         $12,692

         a               PanAgora Asset Allocation Fund
         b               S&P 500 Composite Stock price Index
         c               Lehman Brothers Aggregate Bond Index



Note: The performance shown represents past performance and is not a guarantee of future results. A fund's share price and investment return will vary with market conditions and principal value of shares, when redeemed, may be more or less than original cost.

S&P 500 Composite Stock Price Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

Lehman Brothers Aggregate Bond Index is composed of the Lehman Government Corporate Index and the Mortgage Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


**  Assumes the reinvestment of all dividends and distributions.









PANAGORA INTERNATIONAL EQUITY FUND
MAY 31, 1997
CUMULATIVE TOTAL RETURN (UNAUDITED)

--------------------------------------------------------------------------------
PanAgora International Equity Fund

One Year                                                            6.51%*
Average Annual Since Inception (6/1/93)                             7.34%*

* Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Advisor. Without such waivers and reimbursements, total returns would be lower.

--------------------------------------------------------------------------------

The PanAgora International Equity Fund's primary investment objective is to maximize total return, consisting primarily of capital appreciation. Current income is a secondary objective. The Fund attempts to achieve its objective by actively allocating assets among international equity markets based on the Advisor's proprietary asset allocation disciplines. The International Equity Fund continues its strategy of investing 90% of the assets in major international  developed  countries  of  Europe  and  Asia  and 10% in  Emerging
Markets.

For the fiscal year ending on May 31, 1997, the International Equity Fund's return trailed the MSCI EAFE GDP benchmark return by 224bp. Emerging market investments provided 100bp of value added largely originating from our country selection decisions. On the other hand, developed markets country selection and our Japanese stock selection detracted from performance. Value added from developed markets country selection has been hindered by some unusual patterns in returns. Since January 1997, low price-to-book countries (representing better values) have underperformed high price-to-book countries (more overpriced markets), and over the recent calendar quarter characterized by advancing world equity markets, the smaller market countries have underperformed slightly; for instance, Austria, a relatively small country, registered a flat return and thus our overweight position resulted in a recent loss of 22bp of value added. Despite these short term trends, we remain convinced that our value, small cap strategy and our emerging markets position will provide superior long term returns. At present, the Fund is overweight Europe, in particular some of the smaller countries like Austria and Finland, and is underweight in Asia, in particular Japan and Hong Kong.

                 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 PANAGORA INTERNATIONAL EQUITY FUND (UNAUDITED)



                                       a               b               c

            May 1993                $10,000         $10,000         $10,000
            Aug 1993                $10,910         $10,864         $10,739
            Nov 1993                 $9,948         $10,056          $9,875
            Feb 1994                $11,196         $11,520         $11,450
            May 1994                $11,012         $11,656         $11,356
            Aug 1994                $11,616         $12,125         $11,902
            Nov 1994                $11,073         $11,517         $11,338
            Feb 1995                $10,603         $11,296         $10,940
            May 1995                $11,573         $12,215         $11,916
            Aug 1995                $11,356         $12,331         $11,963
            Nov 1995                $11,134         $12,371         $12,198
            Feb 1996                $11,934         $13,104         $12,785
            May 1996                $12,455         $13,488         $13,189
            Aug 1996                $12,022         $13,198         $12,904
            Nov 1996                $12,654         $13,986         $13,634
            Feb 1997                $12,477         $13,719         $13,200
            May 1997                $13,277         $14,673         $14,185

            a               PanAgora International Equity Fund
            b               MSCI EAFE-GDP Index
            c               MSCI EAFE Index



Note: The performance shown represents past performance and is not a guarantee of future results. A fund's share price and investment return will vary with market conditions and principal value of shares, when redeemed, may be more or less than original cost.


Morgan Stanley Capital International EAFE Index is a composite portfolio consisting of equity total returns, excluding foreign dividends withheld, for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's aggregate market capitalization.

Morgan Stanley Capital International EAFE - GDP Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product.


** Assumes the reinvestment of all dividends and distributions.







PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997


                                                                  SHARE                   MARKET                 PERCENT OF
DESCRIPTION                                                      AMOUNT               VALUE (NOTE 1)             NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK

AEROSPACE & DEFENSE
Lockheed Martin Corp                                                 400           $         37,450                 0.1%
                                                                                     ---------------

AIRLINES
US Airways Group Inc*                                              5,100                    177,225                 0.5%
                                                                                     ---------------

AUTOMOTIVE
Ford Motor Co                                                      7,200                    270,000
General Motors Corp                                                5,100                    291,975
Goodyear Tire & Rubber Co                                          1,500                     87,750
                                                                                     ---------------
                                                                                            649,725                 1.8%
                                                                                     ---------------
BANKING
Bankamerica Corp                                                     600                     70,125
Bankers Trust New York Corp                                          300                     25,387
Barnett Banks Inc                                                  1,200                     63,150
Chase Manhattan Corp                                               1,624                    153,468
Citicorp                                                           1,300                    148,687
First Chicago NBD Corp                                             1,462                     86,624
Golden West Financial Corp                                         1,000                     67,750
Nationsbank Corp                                                   1,800                    105,975
Norwest Corp                                                       2,300                    123,050
PNC Bank Corp                                                      2,200                     92,125
Wells Fargo & Co                                                     200                     52,700
                                                                                     ---------------
                                                                                            989,041                 2.7%
                                                                                     ---------------
BEVERAGES, FOOD & TOBACCO
Archer Daniels Midland                                             1,200                     24,000
Coca-Cola Co                                                       5,500                    375,375
Pepsico Inc                                                        2,400                     88,200
Philip Morris Co. Inc                                              9,300                    409,200
Procter & Gamble Co                                                  500                     68,937
Sbarro Inc                                                         1,000                     29,250
Seagrams Co. Ltd. (a)                                              3,300                    132,825
UST Inc                                                            2,400                     68,400
Whitman Corp                                                       1,400                     33,775
Wrigley William Jr., Co                                            1,900                    112,575
                                                                                     ---------------
                                                                                          1,342,537                 3.7%
                                                                                     ---------------
BUILDING & CONSTRUCTION
Centex Corp                                                        4,600                    183,425
Tyco Lab (a)                                                         600                     38,100
                                                                                     ---------------
                                                                                            221,525                 0.6%
                                                                                     ---------------
BUSINESS SERVICES
First Data Corp                                                    3,400                    136,000                 0.4%
                                                                                     ---------------





              See accompanying notes to the financial statements.

                                                                               1






PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - CONTINUED
MAY 31, 1997

                                                                  SHARE                   MARKET                 PERCENT OF
DESCRIPTION                                                      AMOUNT               VALUE (NOTE 1)             NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

CHEMICALS
Hercules Inc                                                       2,600           $        121,875
Lubrizol Corp                                                      2,000                     71,250
Millipore Corp                                                     2,700                    116,438
Monsanto Co                                                          900                     39,600
PPG Industries                                                     1,000                     58,125
Praxair, Inc                                                       1,700                     89,462
Thiokol Corp                                                       2,100                    150,937
Union Carbide Corp                                                   900                     42,075
                                                                                     ---------------
                                                                                            689,762                 1.9%
                                                                                     ---------------
COMMUNICATIONS
Bay Networks*                                                      1,600                     39,200                 0.1%
                                                                                     ---------------

COMPUTER EQUIPMENT
Autodesk Inc                                                         900                     34,988
International Business Machines Corp                               2,000                    173,000
Oracle Corp*                                                       2,150                    100,243
Tandem Computers Inc*                                              2,400                     34,200
                                                                                     ---------------
                                                                                            342,431                 0.9%
                                                                                     ---------------
COMPUTER SOFTWARE & PROCESSING
3 Com Corp.* (a)                                                     400                     19,400
Compaq Computer * (a)                                              1,600                    173,200
CUC International Inc                                              7,850                    180,550
Dell Computer Corp                                                   900                    101,250
EMC Corp. *                                                        3,700                    147,538
Microsoft Corp                                                     4,600                    570,400
Seagate Technology, Inc                                            1,300                     52,813
Sun Microsystems Inc                                               1,800                     58,050
                                                                                     ---------------
                                                                                          1,303,201                 3.6%
                                                                                     ---------------
DIVERSIFIED
Aeroquip-Vickers Inc                                               2,300                     99,762
Corning Inc                                                          700                     35,263
Pall Corp                                                          2,600                     61,425
                                                                                     ---------------
                                                                                            196,450                 0.5%
                                                                                     ---------------
ELECTRIC UTILITIES
DQE Inc                                                            2,500                     70,312
Entergy Corp                                                       7,400                    195,175
GPU, Inc                                                           5,600                    196,000
Niagara Mohawk Power Corp*                                         2,700                     23,625
Peco Energy Co                                                     5,200                     98,800
Southern Co                                                        4,100                     87,125
Texas Utilities Co                                                 2,600                     89,375
Unicom Corp                                                        1,700                     38,675
                                                                                     ---------------
                                                                                            799,087                 2.2%
                                                                                     ---------------
ELECTRONICS
General Electric Co                                                8,800                    531,300
Illinova Corp                                                      2,800                     61,250
Intel Corp                                                         2,400                    363,600
Micron Technology Inc.*                                            1,700                     72,250
                                                                                     ---------------
                                                                                          1,028,400                 2.9%
                                                                                     ---------------

              See accompanying notes to the financial statements.

                                                                               2






PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - CONTINUED
MAY 31, 1997

                                                                  SHARE                   MARKET                 PERCENT OF
DESCRIPTION                                                      AMOUNT               VALUE (NOTE 1)             NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

ENERGY SERVICES
PG & E Corp                                                        1,400           $         32,375                 0.1%
                                                                                     ---------------

ENTERTAINMENT & LEISURE
Kingworld Productions Inc                                          3,000                    112,875
Walt Disney Company                                                3,500                    286,562
                                                                                     ---------------
                                                                                            399,437                 1.1%
                                                                                     ---------------
EQUIPMENT
Medtronic Inc                                                      1,000                     74,000                 0.2%
                                                                                     ---------------

FINANCIAL SERVICES
Asarco Inc                                                         2,500                     77,812
Beneficial Corp                                                    1,700                    109,225
Green Tree Financial Corp                                          2,300                     80,500
J P Morgan & Co. Inc                                               1,900                    204,250
MBNA Corp                                                          2,625                     88,922
MGIC Investment Corp                                               1,700                    151,300
Morgan Stanley, Dean Witter, Discover & Co                         2,100                     86,625
Morgan Stanley Group Inc. (a)                                      1,200                     81,000
Salomon Inc.                                                       2,900                    155,513
                                                                                     ---------------
                                                                                          1,035,147                 2.9%
                                                                                     ---------------
FOREST & PAPER PRODUCTS
Boise Cascade Corp                                                 2,400                     91,200
Champion International                                             2,200                    108,625
Kimberly-Clark Corporation                                         1,000                     50,125
                                                                                     ---------------
                                                                                            249,950                 0.7%
                                                                                     ---------------
HEALTH CARE
Shared Medical                                                       800                     42,400                 0.1%
                                                                                     ---------------

HEAVY MACHINERY
Cincinnati Milacron                                                1,200                     27,750
Thermo Electron Corp                                               2,600                     89,700
                                                                                     ---------------
                                                                                            117,450                 0.3%
                                                                                     ---------------
INSURANCE
Allstate Corp                                                      1,870                    137,679
American International Group                                         400                     54,150
Cigna Corp                                                           400                     69,500
Conseco Inc                                                          800                     32,000
Marsh & McLennan Companies Inc                                     1,300                    171,275
St. Paul Companies                                                 1,800                    128,925
Torchmark Corp                                                     1,300                     85,313
Travelers, Inc                                                       900                     49,387
Unum Corp                                                            400                     31,650
USF&G Corp                                                         1,500                     32,250
                                                                                     ---------------
                                                                                            792,129                 2.2%
                                                                                     ---------------
LODGING
HFS Inc.*                                                            400                     21,550
Hilton Hotels                                                      1,400                     39,550
Marriott International Inc                                           600                     34,650
                                                                                     ---------------
                                                                                             95,750                 0.3%
                                                                                     ---------------





              See accompanying notes to the financial statements.


                                                                               3





PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - CONTINUED
MAY 31, 1997

                                                                  SHARE                   MARKET                 PERCENT OF
DESCRIPTION                                                      AMOUNT               VALUE (NOTE 1)             NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

MANUFACTURING
Westinghouse Electric Corp                                         3,500           $         70,875                 0.2%
                                                                                     ---------------

MEDICAL SUPPLIES
Baxter International Inc                                             800                     42,200
Becton Dickinson & Co                                              1,800                     88,650
Quest Diagnostics, Inc.*                                               1                          9
                                                                                     ---------------
                                                                                            130,859                 0.4%
                                                                                     ---------------
METALS & MINING
Amerada Hess Corp                                                    200                     10,700
Engelhard Corp                                                     5,200                    112,450
Newmont Mining Corp                                                2,100                     82,163
Phelps Dodge Corp                                                  1,200                    100,350
Williams Co. Inc                                                   2,850                    125,756
                                                                                     ---------------
                                                                                            431,419                 1.2%
                                                                                     ---------------
OFFICE EQUIPMENT
Ikon Office Solutions Inc                                          4,200                    121,800
Xerox Corp                                                           400                     27,100
                                                                                     ---------------
                                                                                            148,900                 0.4%
                                                                                     ---------------
OIL & GAS
Amoco Corp                                                           500                     44,688
Chevron Corp                                                       1,800                    126,000
Enron Corporation                                                  1,600                     65,200
Exxon Corp                                                         6,400                    379,200
Halliburton Co                                                       700                     54,163
Mobil Corp                                                           700                     97,913
Oneok Inc                                                          3,000                     90,750
Oryx Energy Co.*                                                   1,200                     27,750
Rowan Companies, Inc.*                                             2,000                     46,250
Royal Dutch Petroleum (a)                                          2,000                    390,500
Santa Fe Energy Resources Inc.*                                    2,600                     39,325
Schlumberger Ltd                                                     100                     11,912
Tenneco Inc                                                        1,100                     49,225
Texaco Inc                                                         1,200                    130,950
Unocal Corp                                                        1,700                     72,462
USX-Marathon Group                                                 3,000                     89,250
                                                                                     ---------------
                                                                                          1,715,538                 4.8%
                                                                                     ---------------
PACKAGING & CONTAINERS
Ball Corp                                                          3,400                     99,025
Crown Cork & Seal Inc                                              1,300                     75,725
                                                                                     ---------------
                                                                                            174,750                 0.5%
                                                                                     ---------------
PERSONAL CARE PRODUCTS
Ecolab Inc                                                         2,900                    120,713
Gillette Co                                                        1,500                    133,312
Johnson & Johnson                                                  2,900                    173,638
                                                                                     ---------------
                                                                                            427,663                 1.2%
                                                                                     ---------------
PHARMACEUTICALS
Abbott Laboratories                                                1,100                     69,300
Alza Corp Class A *                                                6,200                    182,900
Bristol-Myers Squibb Co                                            1,800                    132,075
Eli Lilly & Co                                                       600                     55,800
Merck & Co. Inc                                                    1,700                    152,788




              See accompanying notes to the financial statements.

                                                                               4






PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - CONTINUED
MAY 31, 1997

                                                                  SHARE                   MARKET                 PERCENT OF
DESCRIPTION                                                      AMOUNT               VALUE (NOTE 1)             NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - (CONTINUED)
Pfizer Inc                                                         1,500           $        154,312
Pharmacia & Upjohn Inc                                             3,525                    122,053
Schering-Plough Corp                                                 500                     45,375
                                                                                     ---------------
                                                                                            914,603                 2.5%
                                                                                     ---------------
PRINTING & PUBLISHING
Gibson Greetings Inc.*                                             3,600                     78,300
Tribune Co                                                         1,500                     64,875
                                                                                     ---------------
                                                                                            143,175                 0.4%
                                                                                     ---------------
RETAILERS
Dayton-Hudson Corp                                                 4,200                    202,125
Gap Inc                                                            1,200                     41,100
Harcourt General Inc                                               1,700                     80,537
Home Depot                                                         4,100                    258,300
Lowe's Co. Inc                                                     4,500                    177,187
Sears Roebuck                                                      1,700                     83,513
The Pep Boys                                                       2,000                     62,500
TJX Companies Inc                                                  1,900                     91,200
                                                                                     ---------------
                                                                                            996,462                 2.8%
                                                                                     ---------------
TELECOMMUNICATION
Alltel Corp                                                        2,600                     85,475
Andrew Corp                                                        1,738                     47,347
AT & T Corp                                                          500                     18,438
Cabletron Systems Inc. *                                           4,100                    180,400
Frontier Corp                                                      9,200                    169,050
Lucent Technologies (a)                                            3,600                    229,050
Motorola Inc                                                       1,700                    112,838
Sprint Corp                                                        2,200                    107,525
Tellabs Inc                                                        1,100                     55,275
Worldcom Inc                                                       2,500                     74,063
                                                                                     ---------------
                                                                                          1,079,461                 3.0%
                                                                                     ---------------
TELEPHONE SYSTEMS
Ameritech Corp                                                       700                     45,850
BellSouth Corp                                                     1,400                     63,525
Nynex Corp                                                         4,100                    220,375
SBC Communications, Inc                                              800                     46,800
                                                                                     ---------------
                                                                                            376,550                 1.0%
                                                                                     ---------------
TEXTILES & APPAREL
Nike, Inc                                                          1,100                     62,700
Reebok International Ltd                                           1,700                     69,700
Stride Rite Corp                                                   3,900                     59,475
                                                                                     ---------------
                                                                                            191,875                 0.5%
                                                                                     ---------------
TRANSPORTATION
APL Ltd                                                            1,900                     57,475                 0.2%
                                                                                     ------------------------------------

TOTAL  COMMON STOCK (Cost $16,770,612)                                                  17,650,277                48.9%
                                                                                     ------------------------------------




              See accompanying notes to the financial statements.

                                                                               5






PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                              MATURITY          FACE             MARKET            PERCENT OF
DESCRIPTION                                     COUPON         DATE            AMOUNT        VALUE (NOTE 1)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

LONG - TERM DEBT

US Government Obligations
US Treasury Note                                 7.875%         04/15/98$       375,000                  $   381,445
US Treasury Note                                 5.875%         10/31/98        810,000                      808,228
US Treasury Note                                 6.375%         01/15/99        925,000                      929,047
US Treasury Note                                 6.875%         07/31/99        220,000                      222,750
US Treasury Note                                 5.875%         11/15/99        855,000                      847,251
US Treasury Note                                 8.500%         02/15/2000      285,000                      300,051
US Treasury Note                                 8.750%         08/15/2000      100,000                      106,688
US Treasury Note                                 7.750%         02/15/2001      450,000                      469,265
US Treasury Note                                 8.000%         05/15/2001      175,000                      184,133
US Treasury Note                                 7.500%         05/15/2002      475,000                      494,742
US Treasury Note                                 5.750%         08/15/2003      275,000                      263,656
US Treasury Bond                                10.750%         08/15/2005      320,000                      401,100
US Treasury Bond                                 9.375%         02/15/2006       80,000                       94,175
US Treasury Bond                                 7.875%         11/15/2007      900,000                      954,843
US Treasury Bond                                10.625%         08/15/2015      250,000                      343,828
US Treasury Bond                                 8.750%         05/15/2017      425,000                      504,554
US Treasury Bond                                 7.875%         02/15/2021      302,000                      331,634
US Treasury Bond (a)                             6.250%         08/15/2023      105,000                       95,681
US Treasury Bond (a)                             6.875%         08/15/2025      120,000                      118,091
US Treasury Bond                                 6.000%         02/15/2026      470,000                      413,600

                                                                                                       -----------------------------
TOTAL  LONG - TERM DEBT (Cost $8,304,237)                                                                  8,264,762         22.9%
                                                                                                       -----------------------------

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Bank of Ireland                                   5.50%          06/02/97       900,550                      900,550          2.5%
                                                                                                       ---------------

REPURCHASE AGREEMENT
IBT Repurchase  Agreement 5.07%, dated 5/30/97,  to be repurchased at $9,183,096 on 6/2/97, collateralized by U.S. Government Obligations with rates of 7.00% and
7.125% and maturity dates of 5/20/22 and 6/20/26,
with an aggregate market value of $9,638,624.                                 9,179,217                    9,179,217          25.5%
                                                                                                       ---------------




              See accompanying notes to the financial statements.

                                                                               6






PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                              MATURITY            FACE             MARKET            PERCENT OF
DESCRIPTION                                     RATE           DATE              AMOUNT        VALUE (NOTE 1)        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

US GOVERNMENT OBLIGATIONS
U.S. Treasury Bill (b)                           4.83%          06/26/97   $        10,000     $        9,933
U.S. Treasury Bill (b)                           5.13%          06/26/97            60,000             59,444
U.S. Treasury Bill (b)                           5.11%          06/26/97           250,000            247,161
U.S. Treasury Bill (b)                           5.10%          06/26/97            10,000              9,890
U.S. Treasury Bill (b)                           5.14%          06/26/97           170,000            167,937
U.S. Treasury Bill (b)                           4.72%          06/26/97            80,000             79,412
U.S. Treasury Bill (b)                           5.06%          06/26/97           110,000            108,392
U.S. Treasury Bill (b)                           4.86%          06/26/97           350,000            347,401
U.S. Treasury Bill (b)                           5.22%          06/26/97           135,000            133,219
                                                                                                 -------------
                                                                                                    1,162,789          3.2%
                                                                                                 ---------------------------
TOTAL  SHORT-TERM INVESTMENTS (Cost $11,242,556)                                                   11,242,556         31.2%
                                                                                                 ---------------------------


TOTAL INVESTMENTS  (Cost $36,317,405)                                                              37,157,595        103.0%

Excess of Liabilities over Other Assets                                                            (1,076,673)        -3.0%
                                                                                               -----------------------------

NET ASSETS                                                                                   $     36,080,922        100.0%
                                                                                               =============================


NOTES TO THE PORTFOLIO OF INVESTMENTS


(a) All or a portion of this security is on loan.
(b) This security is held as collateral for open futures contracts.
*   Non-income producing security.



              See accompanying notes to the financial statements.

                                                                               7





PANAGORA ASSET ALLOCATION FUND
SCHEDULE OF OPEN FUTURES CONTRACTS
MAY 31, 1997





                                                                                                             NET UNREALIZED
   NUMBER OF                                                                                                  APPRECIATION
   CONTRACTS            TYPE                            EXPIRATION DATE              CONTRACT VALUE          (DEPRECIATION)
----------------   -----------------------------------------------------------   -------------------- -----------------------------
LONG:

      127          U.S. Treasury Note 10 Year Index     September 1997         $     13,592,969    $            65,531
                                                                                                     -----------------------------
                                                                                                   $            65,531
                                                                                                     =============================


SHORT:

      41           Standard & Poor's 500 Index             June 1997           $     17,437,300    $         (1,335,300)
                                                                                                     -----------------------------
                                                                                                   $         (1,335,300)
                                                                                                     =============================

               See accompanying notes to the financial statements.

                                                                               8




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (unless otherwise indicated)

ARGENTINA
Astra Cia Argentina Depetro                                                     1,365            $       2,731
Banco Frances Del Rio Plata                                                       529                    5,742
Banco Galicia Y Buenos Aires                                                    1,128                    7,448
Ciadea                                                                            878                    3,513
Molinos Rio de La Plata                                                           423                    1,650
Perez Companc SA                                                               12,050                   92,228
Siderar S.A.I.C.  *                                                               360                    1,578
Siderca SA                                                                      9,000                   21,611
Telefonica de Argentina B                                                      20,842                   75,068
YPF Sociedade Anonima                                                           3,121                   93,364
                                                                                                   ------------
                                                                                                       304,933               1.1%
                                                                                                   ------------
AUSTRALIA
Amatil Ltd. Coca Cola                                                           6,100                   70,741
Amcor Ltd                                                                       7,000                   46,464
Australian Gas & Light Co. Ltd                                                  3,100                   18,519
Boral Ltd                                                                      12,800                   40,919
Brambles Industries Ltd                                                         2,600                   46,914
Broken Hill Proprietary Co.  Ltd                                               21,750                  312,933
Burns Philp & Co. Ltd                                                           8,000                   11,780
Coles Myer Ltd                                                                 12,000                   56,086
CRA Ltd                                                                         3,900                   64,066
Crown Limited *                                                                 7,800                   12,497
CSR Ltd                                                                        10,550                   38,797
Email Ltd                                                                       4,500                   13,973
Fosters Brewing Group Ltd                                                      21,500                   42,321
General Property Trust                                                         12,500                   23,651
Gio Australia Holdings Ltd                                                      6,500                   19,142
Goodman Fielder Limited                                                        13,000                   16,861
Howard Smith Ltd                                                                2,100                   18,906
ICI Australia Ltd                                                               3,500                   32,444
James Hardie Industries Ltd                                                     5,500                   16,785
Leighton Holdings Ltd                                                           3,500                   16,289
Lend Lease Corp Ltd                                                             2,700                   53,600
M.I.M. Holdings Limited                                                        17,800                   26,618
National Australia Bank Ltd. (a)                                               16,150                  231,400
Newcrest Mining Limited                                                         3,800                    9,480
News Corp Ltd. - Preferred                                                     16,800                   63,319
News Corp Ltd                                                                  22,200                   98,745
Normandy Mining Limited                                                        17,600                   21,619
North Limited                                                                   7,800                   29,874
Pacific Dunlop Ltd                                                             11,200                   31,360
Pioneer International Ltd                                                      10,000                   34,104
QBE Insurance Group Ltd                                                         3,200                   19,075
QCT Resources Ltd                                                              10,500                   12,898
RGC Limited                                                                     3,400                   13,489
Rothmans Holdings Ltd                                                           2,000                   13,733
Santos Ltd                                                                      6,000                   24,628



               See accompanying notes to the financial statements.

                                                                               9




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


AUSTRALIA - (CONTINUED)
Southcorp Holdings Ltd                                                          6,500            $      24,300
Sydney Harbour Casino Ltd. *                                                    8,000                   13,056
TABCORP Holdings Limited                                                        3,500                   17,330
Western Mining Corp. Holding Ltd                                               12,300                   79,673
Westfield Trust                                                                12,500                   23,747
Westpac Banking Corp                                                           19,900                  108,253
                                                                                                   ------------
                                                                                                     1,870,389               7.1%
                                                                                                   ------------
AUSTRIA
Austria Mikro Systeme Internalional AG                                            250                   19,460
Austrian Airline *                                                                250                   39,149
Bank Austria AG-Participating Certificate                                         200                    5,696
Bank Austria AG-Preferred                                                         600                   21,046
Bank Austria AG                                                                 4,210                  270,740
Bau Holding AG                                                                    400                   30,568
Bbag Oest Brau-Beteiligungs                                                       600                   35,528
Boehler-Uddeholm AG                                                               750                   56,750
BWT AG                                                                            150                   20,420
Constantia Iso Holding AG                                                         133                    5,998
Constantia Verpack                                                                 67                    3,881
Creditanstalt-Bankverein-Preferred                                              1,100                   45,466
Creditanstalt-Bankverein                                                        1,971                  116,546
EA-Generali AG                                                                    500                  124,066
Flughafen Wien AG                                                               1,450                   61,761
Lenzing AG *                                                                      100                    5,738
Mayr-Melnhof Karton AG                                                            800                   40,189
OEMV AG                                                                         2,000                  253,727
Oest Elektrizatswirts A                                                         2,290                  164,671
Radex-Heraklith Industrial AG                                                   1,130                   48,792
Steyr-Daimler-Puch AG *                                                           900                   20,746
Universale Bau AG                                                                 100                    3,758
Va Technologie AG                                                               1,050                  185,569
Wienerberger Baustoff Industrie AG                                                500                  102,309
                                                                                                   ------------
                                                                                                     1,682,574               6.3%
                                                                                                   ------------
BELGIUM
Bekaert SA                                                                         13                    7,730
Cimentaries CBR Strips                                                             20                        3
Cimenteries CBR Cementbed                                                         130                   11,883
Delhaize-Le Lion SA-Preferred                                                     299                   14,965
Electrabel SA-Strip                                                                58                       50
Electrabel (a)                                                                    323                   72,681
Fortis AG                                                                         215                   42,002
GBL Group                                                                         139                   22,279
Generale De Banque SA                                                              88                   34,947
Gervaert Photo-Producten NV                                                       151                   13,350
Glaverbel                                                                          40                    5,396
Kredietbank NPV                                                                    77                   31,897
Kredietbank NV                                                                     10                    4,114
Petrofina SA NPV                                                                  139                   49,156
Reunies Electrobel & Tractebel-Strip                                               13                        6








               See accompanying notes to the financial statements

                                                                              10




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BELGIUM - (CONTINUED)
Reunies Electrobel & Tractebel                                                     81            $      35,748
Royal Belge SA-Strip                                                               96                       19
Royal Belge                                                                        96                   27,378
Solvay Et Cie A NPV                                                                50                   30,373
The Union Miniere Group *                                                         149                   12,068
Tractebel Put Warrants *                                                           81                      806
                                                                                                   ------------
                                                                                                       416,851               1.6%
                                                                                                   ------------
BRAZIL
Aracruz Celulose SA-Preferred                                                   1,000                    2,035
Banco Bradesco SA                                                           2,150,000                   17,142
Banco Itau SA                                                                  26,000                   13,351
Cia Cervejaria Brahma                                                          16,000                   11,607
Cia Energetica De Minas Gerais                                                395,000                   18,070
Cia Souza Cruz Industry e Commerce                                              1,000                    9,299
Electrobras-Preferred                                                          30,000                   14,761
Electrobras                                                                   117,000                   55,163
Patroleo Brasile                                                              100,000                   23,901
White Martins SA                                                                2,709                    8,852
Telebras-Preferred                                                            879,000                  121,210
Usiminas-Preferred                                                          3,700,000                    4,007
Vale Do Rio Doce-Preferred                                                        900                   19,872
                                                                                                   ------------
                                                                                                       319,270               1.2%
                                                                                                   ------------
CHILE
Chilgener SA ADR (a)                                                              270                    7,425
Cia de Telecomunicaciones de Chile SA ADR (a)                                   1,445                   49,491
Empresa Nacional de Electricidad ADR                                            3,200                   72,000
Enersis SA ADR  (a)                                                             2,790                   96,953
Maderas y Sinteticos Sociedad ADR                                                 500                    7,750
                                                                                                   ------------
                                                                                                       233,619               0.9%
                                                                                                   ------------
DENMARK
Investeringsselskab AF                                                              1                       61               0.0%
                                                                                                   ------------

FRANCE
Accor SA                                                                          135                   18,720
Air Liquide                                                                       305                   46,787
Alcatel Alsthom                                                                   697                   75,509
AXA Co                                                                          1,300                   77,853
Banque National de Paris                                                          950                   39,010
BIC                                                                               125                   18,417
Bouygues                                                                          100                    8,663
Canal Plus                                                                        100                   16,952
Carrefour Supermarche                                                             175                  114,964
Casino Etabl Econ                                                                 450                   20,288
Cie Generale des Eaux                                                             524                   64,487
Compagnie Bancaire                                                                110                   12,184
Compagnie de Saint Goban                                                          370                   51,115
Compagnie Financiere de Suez                                                      725                   36,996
Compagnie Financiere Paribas                                                      625                   40,268
Comptoirs Modernes                                                                 15                    6,817





               See accompanying notes to the financial statements

                                                                              11




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

FRANCE - (CONTINUED)
Eridania Beghin                                                                   100            $      14,005
Essilor International Say                                                          70                   17,763
Euro Disneyland Sca *                                                             100                      157
Euro Disneyland Sca-Warrants *                                                    600                      109
Groupe Danone                                                                     325                   48,954
Groupe Saint  Louis                                                                25                    5,768
Havas SA                                                                          275                   18,542
Imetal                                                                            100                   13,173
Lafarge Coppee                                                                    355                   22,706
Lagardere Groupe                                                                  700                   20,603
Legrand SA                                                                        125                   20,128
L'Oreal                                                                           300                  108,941
LVMH Co                                                                           380                   92,082
Lyonnaise des Eaux-Dumez                                                          275                   27,027
Michelin B French Registered (a)                                                  550                   30,059
Pathe SA                                                                           75                   17,290
Pernod-Ricard                                                                     250                   11,938
Peugeot SA                                                                        225                   22,269
Primagaz Cie                                                                      100                    9,291
Printemps                                                                         110                   46,142
Promodes                                                                          100                   33,887
Rhone Polenc (a)                                                                1,550                   50,241
Sagem SA                                                                           30                   15,080
Sanofi SA                                                                         425                   36,907
Schneider SA                                                                      550                   26,436
SEITA                                                                             275                    9,362
Sidel SA                                                                          175                   12,285
Simco                                                                              85                    7,367
Societe Eurafrance SA                                                              30                   12,340
Societe Generale (a)                                                              400                   44,443
Societe National Elf-Aquitaine                                                  1,220                  122,017
Sodexho                                                                            50                   23,227
Technip SA                                                                         75                    7,709
Thomson CSF                                                                       650                   18,534
Total Cie Francaise Petroles                                                    1,025                   93,808
Usinor Sacilor                                                                  1,700                   25,518
Valeo SA                                                                          300                   17,820
                                                                                                   ------------
                                                                                                     1,752,958               6.6%
                                                                                                   ------------
GERMANY
Aachen Und Muenchener Betei                                                        50                   46,341
Adidas AG                                                                         350                   36,806
Allianz AG Holdings                                                             2,000                  423,575
BASF AG (a)                                                                     5,350                  197,463
Bayer AG (a)                                                                    6,150                  238,700
Bayer Hypoth-Und Wechsel Bank AG                                                2,000                   63,566
Bayerische Vereins Bank AG                                                      2,350                   96,787
Beiersdorf AG                                                                     800                   42,650
Bilfinger & Berger Bau AG                                                         500                   19,480
Buderus AG                                                                         50                   25,485




               See accompanying notes to the financial statements

                                                                              12




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

GERMANY - (CONTINUED)
CKAG Colonia Konzern AG                                                           350            $      33,833
Continental AG                                                                  1,200                   27,299
Daimler Benz AG                                                                 4,450                  342,829
Degussa AG                                                                      1,000                   48,655
Deutsche Bank AG                                                                4,400                  244,115
Deutsche Telekom AG                                                            18,700                  415,215
Douglas Holding AG                                                                300                   10,774
Dresdner Bank AG (a)                                                            3,750                  131,379
Heidelberger Zement AG                                                            500                   46,869
Hochtief                                                                          700                   29,527
Karstadt AG                                                                       120                   42,393
Linde AG                                                                          100                   68,838
Lufthansa German                                                                3,000                   47,823
MAN AG                                                                            120                   34,378
Mannesmann AG                                                                     300                  121,976
Merck KGaA                                                                      1,350                   55,561
Metro AG                                                                        1,000                  109,526
Muenchener Rueckversicherungs                                                      59                  150,360
Preussag AG                                                                       100                   26,364
RWE AG-Preferred                                                                1,700                   59,160
RWE AG                                                                          3,000                  127,951
Sap AG Vorzug                                                                     300                   54,660
Sap AG                                                                            450                   80,356
Schering AG                                                                       650                   65,347
SGL Carbon AG                                                                     250                   36,177
Siemens AG German                                                               4,900                  276,535
Thyssen AG                                                                        270                   61,374
Veba AG                                                                         4,250                  240,524
Viag AG                                                                           200                   91,159
Volkswagen AG (a)                                                                 250                  161,697
Volkswagen AG-Preferred                                                           100                   49,212
                                                                                                   ------------
                                                                                                     4,482,719              16.9%
                                                                                                   ------------
GREAT BRITAIN
Abbey National                                                                  1,450                   20,898
Arjo Wiggins Appleton PLC                                                       1,433                    3,917
Barclay's PLC                                                                   1,500                   29,144
Bass PLC                                                                        1,100                   14,278
BG PLC                                                                          4,200                   13,990
Boots Co. PLC                                                                   1,100                   12,757
British Aerospace PLC                                                             500                   10,169
British Airways PLC                                                             1,300                   15,129
British Petroleum Co. PLC                                                       5,000                   59,295
British Sky Broadcasting PLC                                                    1,700                   16,000
British Telecommunications PLC                                                  5,800                   42,010
BTR Limited                                                                     3,900                   12,672
B.A.T. Industries                                                               2,900                   25,989
Cable & Wireless                                                                2,200                   17,915
Cadbury Schweppes PLC                                                           1,300                   11,650
Centrica PLC *                                                                  4,200                    4,400




               See accompanying notes to the financial statements

                                                                              13




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

GREAT BRITAIN - (CONTINUED)
Chubb Security PLC                                                              7,960            $      57,069
Energy Group PLC                                                                1,705                   15,266
General Electric Co. PLC                                                        2,166                   12,356
Glaxo Wellcome PLC                                                              3,408                   68,140
Granada Group PLC                                                               1,000                   14,183
Grand Metropolitan PLC                                                          2,100                   19,524
Great Universal Stores                                                          1,100                   11,632
Guinness PLC                                                                    2,200                   20,490
Hanson Trust PLC                                                                2,131                   10,970
HSBC Holdings PLC                                                                 900                   27,939
HSBC Holdings PLC                                                               1,700                   52,773
Imperial Chemical Industries                                                    1,200                   15,969
Lloyds Tsb Group PLC                                                            5,000                   50,251
Marks & Spencer PLC                                                             2,800                   23,306
National Power PLC                                                              1,400                   12,638
Prudential Corp                                                                 2,000                   20,101
Reed International Ltd                                                          1,400                   13,830
Reuters Holdings PLC                                                            1,800                   20,212
Royal & Sun Alliance Insurance Group PLC                                        1,800                   13,538
RTZ Corp                                                                        1,750                   30,048
Sainsbury PLC                                                                   2,200                   12,604
Smithkline Beecham PLC                                                          3,136                   53,975
Tesco PLC                                                                       2,500                   15,366
Unilever Limited                                                                  900                   24,108
Vodafone Group PLC                                                              3,347                   14,847
Zeneca Group PLC                                                                  900                   27,305
                                                                                                   ------------
                                                                                                       968,653               3.7%
                                                                                                   ------------
GREECE
Commercial Bank Of Greece                                                         800                   39,601
Credit Bank Greece                                                                901                   66,589
Ergo Bank SA                                                                      620                   43,763
Hellas Can SA                                                                     100                    1,833
Hellenic Bottling Co                                                            1,400                   52,875
Hellenic Sugar                                                                  1,100                    7,583
Heracles General Cement Co                                                      1,600                   31,681
Intracom SA                                                                       520                   25,321
Michaniki SA - Rights *                                                         1,000                      807
Michaniki SA                                                                    1,000                    8,800
Titan Cement Co                                                                   300                   29,932
                                                                                                   ------------
                                                                                                       308,785               1.2%
                                                                                                   ------------
INDONESIA
Bank International Indonesia                                                   39,751                   32,683
Barito Pacific Timber                                                           9,500                    8,592
Pt Astra International                                                          7,000                   26,763
Pt Gudang Garam                                                                10,000                   43,165
Pt Indah Kiat Pulp & Paper                                                     12,485                    9,239
Pt Indocement Tunggal Prakarsa                                                 18,000                   22,199
Pt Indostat                                                                     6,000                   17,883
Unilever                                                                          500                    9,250
                                                                                                   ------------
                                                                                                       169,774               0.6%
                                                                                                   ------------



               See accompanying notes to the financial statements

                                                                              14




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

IRELAND
Allied Irish Banks PLC                                                            300            $       2,288
CRH PLC                                                                           100                      986
Fii Fyffes                                                                        100                      142
Irish Life PLC                                                                    100                      514
James Crean PLC                                                                 2,500                    8,685
Kerry Group PLC                                                                    55                      532
Smurfit Jefferson Group                                                           400                    1,100
Woodchester Investments PLC                                                    12,300                   53,880
                                                                                                   ------------
                                                                                                        68,127               0.3%
                                                                                                   ------------
ITALY
Alleanza Assicuraz                                                                278                    1,309
Arnoldo Mondadori Editore SPA                                                   2,200                   12,761
Assicurazione Generali                                                         18,315                  311,924
Banco Ambrosiano Veneto                                                        11,400                   28,467
Banco Popolare Di Milano                                                        4,000                   21,519
Bank Commerciale Italiana                                                      38,400                   75,845
Benetton                                                                        4,000                   55,977
Bulgari SPA                                                                     1,300                   25,693
Burgo (Caritere) SPA                                                            1,700                    9,928
Credito Italiano                                                               47,000                   69,908
Edison SPA                                                                     13,700                   65,104
Eni SPA (a)                                                                   163,200                  816,795
Falck Acciaierie & Ferriere Lombarde                                            3,000                   11,559
Fiat Italian-Private Placement                                                 20,000                   33,870
Fiat Risp-Non Convertable                                                      15,300                   26,841
Fiat SPA                                                                       69,000                  227,060
Istituto Banc San Paolo Torina                                                 17,000                  106,886
Istituto Mobiliare Italiano                                                    12,600                  110,365
Istituto Nazionale Delle Assic                                                 85,000                  117,446
Italcenenti Fabbriche Riunit                                                    2,100                   12,220
Italgas                                                                        13,600                   41,967
Magnetti Marelli SPA                                                            5,600                    8,945
Marzotto & Figi SPA                                                               700                    5,775
Mediaset SPA                                                                   24,500                  105,563
Mediobanca Banca Di Credito                                                    10,170                   57,823
Montedison SPA                                                                 97,060                   59,260
Montedison SPA-RNC                                                             20,000                   12,766
Olivetti *                                                                     58,300                   16,999
Olivetti-Private Placement *                                                      400                      298
Parmalat Finanziaria SPA                                                       23,700                   33,838
Pirelli SPA                                                                    31,600                   68,982
RAS SPA                                                                         6,150                   46,922
Rinascente - Warrants *                                                           100                       38
Rinascente                                                                      2,000                    9,673
Riunione Adriatica di Sicurta SPA                                               4,000                   20,034
SAI                                                                             1,600                   11,274
Sirti SPA                                                                       6,800                   39,161
Snia BPD *                                                                     14,600                   11,949
Telecom Italia -Di Risp                                                        34,200                   75,527
Telecom Italia Mobile - DRNC                                                   34,000                   59,586
Telecom Italia Mobile                                                         110,400                  324,508
Telecom Italia SPA                                                            136,900                  374,595
                                                                                                   ------------
                                                                                                     3,526,960              13.3%
                                                                                                   ------------



               See accompanying notes to the financial statements.

                                                                              15




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

JAPAN
Aida Engineering Limited                                                        3,000            $      21,453
Amada Co. Ltd                                                                   3,000                   25,398
Asahi Bank Ltd                                                                  4,000                   26,162
Asahi Chemical Industry Co Ltd                                                    100                      557
ASICS Corp. *                                                                  14,000                   28,878
Chiyoda Fire & Marine Insurance Co                                              7,350                   29,691
Citizen Watch Co. Ltd                                                           5,000                   37,946
Dai Nippon Printing Co. Ltd                                                     6,200                  124,160
Daido Steel Co                                                                    800                    2,544
Dai-Ichi Kangyo Bank                                                            2,790                   34,051
Daikyo Inc                                                                     10,000                   35,582
Daito Trust Construction                                                        6,000                   66,523
Daiwa House Industry                                                            1,600                   18,840
Daiwa Kosho Lease Co. Ltd                                                       7,000                   52,643
Daiwa Securities                                                                3,000                   22,097
Fuji Bank                                                                       8,100                  104,426
Fuji Photo Film                                                                 2,800                  108,535
Fujisawa Pharmaceutical                                                         7,000                   66,180
Fujita Corp                                                                    20,000                   35,582
Fujitsu Ltd                                                                     4,200                   51,259
Fukuyama Transporting Co                                                        2,000                   13,494
Gakken 9470                                                                    11,000                   55,307
Gunze Ltd                                                                      16,000                   72,884
Hazama-Gumi                                                                     9,000                   17,018
Hitachi Seisakusho Ltd                                                         16,100                  171,586
Hokuriku Bank                                                                   4,000                   13,511
Honda Motor Co. Ltd                                                             2,000                   58,788
House Food Industry                                                             3,000                   50,795
Inax                                                                            3,000                   20,911
Industrial Bank of Japan                                                        5,800                   69,789
Iwatani International Corp                                                         40                      175
JGC Engineering & Construction                                                  7,000                   38,505
Joyo Bank                                                                         680                    3,331
Kamigumi Co. Ltd                                                               10,000                   59,734
Kansai Electric Power                                                           3,900                   73,408
Kawasaki Steel                                                                  4,400                   12,933
Kirin Brewery Co. Ltd                                                           9,000                   88,956
Komatsu Ltd                                                                    15,400                  116,476
Kumagai Gumi Co                                                                28,000                   45,724
Kurabo Industries                                                              22,000                   56,725
Kyudenko Co., Ltd                                                               5,000                   40,997
Long Term Credit Bank of Japan                                                  5,000                   16,330
Maeda Corp                                                                      7,000                   38,805
Maeda Road Construction Co                                                      2,000                   16,416
Marubeni Corp                                                                   6,000                   25,526
Marudai Food Co. Ltd                                                           16,800                   72,918
Matsushita Electric Industries                                                 11,600                  218,341
Mitsubishi Corp.                                                               12,000                  141,298
Mitsubishi Electric                                                             8,000                   45,380




               See accompanying notes to the financial statements.

                                                                              16




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

JAPAN - (CONTINUED)
Mitsubishi Heavy                                                               12,300            $      88,590
Mitsubishi Trust                                                                3,000                   43,060
Mitsui Marine & Fire Insurance                                                    400                    2,682
Mitsui Trust & Banking                                                          2,400                   18,070
Mizuno Corp                                                                     7,000                   43,799
Mori Seiki                                                                      3,000                   46,670
Nagasakiya  *                                                                   6,000                   19,287
Nagase & Co                                                                     7,000                   47,469
Nagoya Railroad Co. Ltd                                                         6,000                   22,793
Nichido Fire & Marine Insurance                                                    50                      305
Nichiei Fudosan                                                                 8,000                   18,427
Nippon Fire & Marine Insurance                                                  1,000                    4,753
Nippon Hodo                                                                     2,000                   15,952
Nippon Light Metal Co                                                             600                    2,346
Nippon Oil Co                                                                  19,200                   97,361
Nippon Sheet Glass Co. Ltd                                                     18,000                   66,678
Nippon Shinpan Co                                                               4,000                   13,820
Nippon Steel Corp                                                                 900                    2,638
Nippon Yakin Kogyo *                                                           16,000                   35,754
Nishi-Nippon Bank                                                               5,000                   25,784
Nissan Motors                                                                  30,000                  199,055
Nisshinbo Industries Inc                                                        4,000                   34,070
Nomura Securities Co. Ltd                                                       5,000                   59,304
Orient Corp                                                                     6,000                   20,627
Renown Inc. *                                                                   6,000                   13,820
Sakura Bank Ltd                                                                11,400                   68,292
Sanyo Electric Co. Ltd                                                         22,000                   92,841
Seino Transportation Co. Ltd                                                    3,000                   32,488
Sekisui House Ltd                                                               8,000                   78,384
Seven Eleven Japan Ltd                                                            100                    7,245
Sharp Corp                                                                      3,000                   38,676
Shiseido Co                                                                     2,000                   29,222
Sony Corp                                                                         900                   75,883
Sumitomo Bank                                                                   8,693                  120,290
Sumitomo Corp                                                                  14,000                  123,936
Sumitomo Forestry                                                               3,000                   32,488
SXL Corp                                                                        4,000                   24,478
Teijin Limited                                                                  5,000                   21,100
The Bank of Tokyo Mitsubishi                                                   12,400                  215,281
Tohoku Electric Power                                                           6,000                  102,621
Tokai Bank                                                                      8,200                   67,517
Tokyo Electric Power Co. Inc                                                    5,000                   95,402
Tokyo Steel Manufacturing                                                       4,000                   49,506
Tokyu Construction                                                              6,000                   12,376
Toyo Engineering                                                               13,000                   58,101
Toyo Exterior                                                                   5,000                   68,758
Toyo Trust & Banking                                                            3,000                   21,324
Toyobo Co. Ltd                                                                    800                    2,035
Toyoda Automatic Loom Works                                                     3,000                   64,976




               See accompanying notes to the financial statements.
                                                                              17




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

JAPAN - (CONTINUED)
Toyota Motor Co                                                                 6,986            $     200,544
Tsumura & Co                                                                    7,000                   54,027
UBE Industries Ltd                                                                400                    1,135
Yamaichi Securities                                                             9,000                   25,526
Yasuda Trust & Banking                                                          9,000                   27,073
                                                                                                   ------------
                                                                                                     5,303,207              20.0%
                                                                                                   ------------
MEXICO
Alfa SA A                                                                         692                    4,094
Cemex SA B                                                                      2,575                   10,547
Cifra SA De Cv A                                                                2,031                    3,471
Cifra SA De Cv B                                                               16,600                   28,457
Empressa La Moderna                                                             1,700                    8,382
Fomento Economico Mexicano                                                      2,700                   14,336
Grupo Financiero Banamex B                                                        300                      649
Grupo Financiero Banamex L                                                         25                       50
Grupo Financiero Bancomer  B                                                    7,800                    2,929
Grupo Financiero Bancomer  L                                                      289                       87
Grupo Industrial Bimbo A                                                        1,000                    6,625
Grupo Mexico SA Series B                                                        4,600                   16,574
Grupo Modelo SA                                                                 4,000                   25,006
Grupo Televisa SA                                                                 500                    7,162
Kimberly Clark                                                                  5,000                   17,320
Telefonos de Mexico                                                            36,400                   80,899
                                                                                                   ------------
                                                                                                       226,588               0.9%
                                                                                                   ------------
NEW ZEALAND
Fletcher Forestry Shares                                                        3,900                    5,139               0.0%
                                                                                                   ------------

NORWAY
Aker AS A                                                                       2,450                   44,586
Aker AS B                                                                         490                    7,988
Bergesen dy ASA A                                                               2,800                   64,727
Bergesen dy ASA B                                                               1,200                   27,656
Christiania Bank Og Kreditkasse                                                26,600                   91,582
Dyno Industrier ASA                                                             1,400                   35,020
Elkem ASA                                                                       2,600                   50,787
Hafslund Nycomed ASA A                                                          3,000                   16,653
Hafslund Nycomed ASA B                                                          3,700                   22,878
Kvaerner ASA B                                                                    600                   31,197
Kvaerner ASA A                                                                  1,800                  103,204
Leif Hoegh & Co ASA                                                             1,600                   31,029
Norsk Hydro                                                                    11,000                  550,309
Norske Skogindustrier ASA A                                                     1,250                   44,969
Nycomed ASA A                                                                   3,400                   46,585
Nycomed ASA B                                                                   2,400                   32,378
Orkla ASA A                                                                     1,875                  163,628
Orkla Borregaard                                                                  550                   42,896
Petroleum Geo-Services ASA *                                                    1,700                   71,669
Storebrand ASA *                                                               13,150                   86,484
                                                                                                   ------------
                                                                                                     1,566,225               5.9%
                                                                                                   ------------



               See accompanying notes to the financial statements.

                                                                              18




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

PHILIPPINES
Ayala Land Inc                                                                 10,650            $       8,479
Manila Electirc                                                                 1,755                    9,848
Petron Corp                                                                    43,470                   11,867
Philippine Long Distance                                                          600                   17,744
Philippine National Bank                                                        2,475                   16,328
San Miquel Corp                                                                 3,241                    9,768
Sm Prime Holdings                                                              54,600                   15,526
                                                                                                   ------------
                                                                                                        89,560               0.3%
                                                                                                   ------------
PORTUGAL
Banco Comercial Portugues                                                       1,900                   33,394
Banco Espirito Santo                                                            1,300                   27,058
Banco Portuguese de Invest SA                                                     858                   13,917
Banco Totta & Acores                                                              645                    9,244
Cimentos De Portugal SA                                                         1,100                   24,296
Jeronimo Martins                                                                  400                   27,302
Portugal Telecom                                                                2,592                   99,928
Sonae Industria E Investimento                                                    700                   26,388
                                                                                                   ------------
                                                                                                       261,527               1.0%
                                                                                                   ------------
SINGAPORE
United Overseas Bank                                                                1                       10               0.0%
                                                                                                   ------------

SOUTH AFRICA
Amalgamated Banks of South Africa                                               1,500                    9,265
De Beers Centenary AG                                                             550                   19,263
Driefontein                                                                       500                    4,218
Liberty Life Association of Africa                                                425                   11,889
Nedcor Ltd                                                                        450                    8,761
Rembrandt Group Limited                                                         1,400                   14,099
Sasol  Limited                                                                    850                   10,415
South African Breweries Ltd                                                       525                   14,745
Tiger Oats Limited                                                                800                   13,606
Vaal Reefs Exploration & Mining                                                   100                    5,997
                                                                                                   ------------
                                                                                                       112,258               0.4%
                                                                                                   ------------
SPAIN
Acerinox SA                                                                       250                   41,996
Alba Corp.                                                                        300                   33,029
Argentaria SA                                                                   2,375                  118,405
Autopistas Concesionaria Espanola Accion                                        4,300                   52,998
Banco Bilbao Vizcaya                                                            4,300                  304,889
Banco Central Hispano                                                           3,100                  100,135
Banco de Santander                                                              2,350                  200,634
Corporacion Mapfre                                                                600                   32,156
Cros SA *                                                                       1,600                    1,230
Dragados y Construcciones                                                       1,400                   27,143
Ebro Agricolas                                                                  1,200                   23,016
El Aguila *                                                                       200                      990
Empresa Nacional de Celulosa                                                      200                    2,957
Empresa Nacional de Electricidad                                                3,900                  298,130
Fomento Construction y Contra                                                     300                   33,423
Gas Natural Sdg SA                                                                500                   95,416




               See accompanying notes to the financial statements.

                                                                              19




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                           SHARE                      MARKET           PERCENT OF
DESCRIPTION                                                                AMOUNT                 VALUE (NOTE 1)       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

SPAIN - (CONTINUED)
General De Aguas D'Barcelona                                                      900            $      36,394
Iberdrola SA                                                                   14,000                  172,068
Inmobil Metro Vasco - Central                                                     200                    7,783
Inmobiliaria Urbis SA Accion *                                                    400                    2,977
Portland Valderr                                                                  100                    6,938
Prosegur Compania Securidad                                                       500                    6,543
Repsol SA                                                                       5,650                  236,688
Sarrio SA                                                                         500                    1,786
Tabacalera Spani                                                                  800                   40,659
Telefonica de Espana                                                            9,600                  277,192
Union Electrica Fenosa SA                                                       5,750                   50,962
Uralita SA                                                                        500                    4,847
Vallehermoso SA                                                                 1,000                   25,273
Viscofan Envolturas                                                               200                    4,044
Zardoya Otis                                                                      100                   12,533
                                                                                                   ------------
                                                                                                     2,253,234               8.5%
                                                                                                   ------------
THAILAND
Bangkok Bank Co. Ltd                                                            3,600                   32,065
Charoen Pokphand Feedmill                                                         100                      302
Industrial Finance Corp. (Fb)                                                   3,300                    5,945
Land & House PCL - Rights                                                       2,200                    1,514
Land & House PCL                                                                2,200                    2,806
Phatra Thanakit Co. Ltd                                                         2,400                    3,960
PTT Exploration & Production PCL                                                1,600                   22,283
Shinawatra Computer Co                                                          1,100                    8,016
Siam Bank Co. Ltd                                                               1,000                    4,939
Siam Cement Co. Ltd                                                               500                   10,850
Thai Farmers Bank PCL-Foreign                                                     900                    4,445
Thai Farmers Bank PCL                                                           2,100                    8,672
Thai Telephone & Telecom  *                                                     5,000                    2,378
United Communication                                                            1,300                    6,158
                                                                                                   ------------
                                                                                                       114,333               0.4%
                                                                                                   ------------
TURKEY
Aksa Akrilik Kimya Sanayii - Rights *                                         114,710                    4,164
Aksa Akrilik Kimya Sanayii                                                    137,652                   10,969
Arcelik AS                                                                    140,508                   15,675
Brisa Bridgestone Sabanci-Y                                                    30,000                   10,624
Cimsa                                                                         105,000                   13,200
Cukurova Elektrik                                                               4,200                    6,098
Ege Biracilik Ve Malt Sanay                                                    26,636                    6,980
Eregli Demir Ve Celik Fabrik                                                  178,325                   23,998
Migros                                                                         14,000                    9,321
Netas Telekomunik *                                                            31,000                   10,430
Otosan Otomobil                                                                45,400                   25,082
Tofas Otomobil Fabrik                                                         252,000                   12,851
Trakya Cam SA                                                                 256,904                   10,008
Turkiye Garanti Bankasi AS                                                    671,944                   27,128
Turkiye Is Bankasi AS C                                                       206,200                   66,453
Yapi ve Kredi Bankasi AS                                                    1,211,000                   28,734
                                                                                                   ------------
                                                                                                       281,715               1.1%
                                                                                                   --------------------------------
TOTAL  COMMON STOCK (Cost $25,577,538)                                                              26,319,469              99.3%
                                                                                                   --------------------------------


               See accompanying notes to the financial statements.

                                                                              20




PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-CONTINUED
MAY 31, 1997


                                                                       MATURITY         FACE             MARKET       PERCENT OF
DESCRIPTION                                              RATE            DATE          AMOUNT        VALUE (NOTE 1)   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Bank of Ireland                                         5.500%         06/02/97     $ 2,164,662     $   2,164,662        8.2%
                                                                                                       ------------

REPURCHASE AGREEMENT

IBT Repurchase  Agreement 5.07%,  dated 5/30/97,
to  be   repurchased   at   $94,170  on  6/2/97,
collateralized  by U.S.  Government  Obligations
with a rate of  7.125%  and a  maturity  date of
8/20/23  with  an  aggregate   market  value  of
$98,486.                                                                                 94,130             94,130        0.4%
                                                                                                       -----------------------

TOTAL  SHORT-TERM INVESTMENTS (Cost $2,258,792)                                                          2,258,792        8.6%
                                                                                                       -----------------------


TOTAL INVESTMENTS  (Cost $27,836,330)                                                                   28,578,261      107.9%

Excess of Liabilities over Other Assets                                                                 (2,082,359)      -7.9%
                                                                                                       -----------------------

NET ASSETS                                                                                           $  26,495,902      100.0%
                                                                                                       =======================


NOTES TO PORTFOLIO OF INVESTMENTS

ADR  American  Depository  Receipt
(a) All or a portion of this  security is on loan.
*  Non-income producing security.





               See accompanying notes to the financial statements

                                                                              21





THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1997


====================================================================================================================================

                                                                                             ASSET                INTERNATIONAL
                                                                                          ALLOCATION                 EQUITY
                                                                                             FUND                     FUND
                                                                                      -------------------     -------------------

ASSETS:
         Investments, at value * (Note 1) - Including investments in
         Repurchase agreements of $ 9,179,217 for the Asset Allocation
         Fund. (See accompanying portfolios)                                                 $37,157,595             $28,578,261
         Cash                                                                                        155                       -
         Foreign currency, at value**                                                                  -                  66,671
         Receivable from:
           Securities sold                                                                       703,528                       -
           Dividends and interest                                                                171,301                 179,286
         Unamortized organization costs (Note 5)                                                   4,231                   4,309

                                                                                      -------------------     -------------------
           Total assets                                                                       38,036,810              28,828,527
                                                                                      -------------------     -------------------


LIABILITIES:
         Payable for:
           Securities purchased                                                                  930,377                       -
           Investment advisory fees (Note 2)                                                      32,643                   8,723
           Variation margin on open futures contracts (Note 6)                                    40,813                       -
           Capital stock redeemed                                                                  1,015                       -
         Payable to custodian                                                                          -                  91,282
         Payable upon return of securities loaned (Note 1)                                       900,551               2,164,662
         Accrued expenses and other liabilities                                                   50,489                  67,958

                                                                                      -------------------     -------------------
         Total Liabilities                                                                     1,955,888               2,332,625
                                                                                      -------------------     -------------------



NET ASSETS                                                                                   $36,080,922             $26,495,902
                                                                                      ===================     ===================

NET ASSETS CONSIST OF:
         Paid-in capital                                                                     $34,802,892             $24,236,764
         Undistributed net investment income                                                     306,875                (475,254)
         Accumulated net realized gain on investments,
            closed futures contracts and foreign currency transactions                         1,400,734               2,001,107
         Net unrealized appreciation (depreciation) on investments,
            open futures contracts, and net other assets                                        (429,579)                733,285
                                                                                      -------------------     -------------------

NET ASSETS                                                                                   $36,080,922             $26,495,902
                                                                                      ===================     ===================


NUMBER OF FUND SHARES ISSUED AND OUTSTANDING (NOTE 4)                                          2,833,803               2,281,180
                                                                                      ===================     ===================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
      BENEFICIAL INTEREST OUTSTANDING                                                             $12.73                  $11.62
                                                                                      ===================     ===================





 * Cost of investments                                                                       $36,317,405             $27,836,330
 ** Cost of foreign currency                                                                           -                 $74,796



               See accompanying notes to the financial statements.

                                                                              22




THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED MAY 31, 1997

===================================================================================================================================

                                                                                     ASSET                INTERNATIONAL
                                                                                   ALLOCATION                EQUITY
                                                                                      FUND                    FUND
                                                                                -----------------       ------------------
INVESTMENT INCOME:
         Dividends (net of foreign withholding taxes *)                                 $216,465                 $390,857
         Interest                                                                        367,768                  224,276
                                                                                -----------------       ------------------
             Total investment income                                                     584,233                  615,133
                                                                                -----------------       ------------------

EXPENSES:
         Investment Advisory fees (Note 2)                                                99,468                  191,889
         Custody, transfer agent and administration fees                                 112,445                  214,379
         Audit and legal fees                                                             26,369                   30,755
         Registration and filing fees                                                     10,124                   10,108
         Trustees' fees and expenses (Note 2)                                             11,479                   11,504
         Amortization of organization costs (Note 5)                                       4,157                    4,139
         Other                                                                             5,057                    3,122
                                                                                -----------------       ------------------
                Total operating expenses                                                 269,099                  465,896
                Interest expense (Note 3)                                                      -                    4,517
                                                                                -----------------       ------------------
                Total expenses                                                           269,099                  470,413
                Less expenses waived or reimbursed by the Advisor (Note 2)              (119,900)                (202,175)
                                                                                -----------------       ------------------
                Net expenses                                                             149,199                  268,238

NET INVESTMENT INCOME                                                                    435,034                  346,895
                                                                                -----------------       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):

         Net Realized Gain (Loss) On:

            Security transactions                                                      1,928,333                1,510,200
            Closed futures contracts                                                    (341,974)                 933,810
            Foreign currency related transactions                                              -                 (537,175)
                                                                                -----------------       ------------------
              Net realized gain                                                        1,586,359                1,906,835
                                                                                -----------------       ------------------
         Net change in unrealized appreciation (depreciation) of:
            Securities                                                                   (46,683)                (292,884)
            Open futures contracts                                                    (1,245,135)                (365,910)
            Foreign currency and net other assets                                              -                   88,429
                                                                                -----------------       ------------------
              Net unrealized (depreciation) during the period                         (1,291,818)                (570,365)
                                                                                -----------------       ------------------

NET REALIZED AND UNREALIZED GAIN                                                         294,541                1,336,470
                                                                                -----------------       ------------------

NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                                      $729,575               $1,683,365
                                                                                =================       ==================


* Net of foreign taxes withheld of:                                                       $1,151                  $44,311




               See accompanying notes to the financial statements.

                                                                              23





THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA ASSET ALLOCATION FUND

====================================================================================================================================


                                                                                           YEAR ENDED          YEAR ENDED
                                                                                          MAY 31, 1997        MAY 31, 1996
                                                                                        -----------------   ------------------
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS:
         Net investment income                                                                  $435,034             $209,454
         Net realized gain on investments and closed futures contracts                         1,586,359              835,024
         Net change in unrealized appreciation (depreciation) on
           investments and open futures contracts                                             (1,291,818)             570,433
                                                                                        -----------------   ------------------
         Net increase in net assets resulting from operations                                    729,575            1,614,911
                                                                                        -----------------   ------------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                  (250,562)            (185,985)
         Net realized gains                                                                     (642,586)            (688,774)
                                                                                        -----------------   ------------------

         Total distributions to shareholders                                                    (893,148)            (874,759)
                                                                                        -----------------   ------------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                         26,580,724            1,840,215
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                                893,148              874,759
         Cost of shares repurchased                                                           (1,168,381)            (805,294)
                                                                                        -----------------   ------------------

         Net increase in net assets resulting from
            Fund share transactions                                                           26,305,491            1,909,680
                                                                                        -----------------   ------------------

TOTAL INCREASE IN NET ASSETS                                                                  26,141,918            2,649,832

NET ASSETS:
         Beginning of year                                                                     9,939,004            7,289,172
                                                                                        -----------------   ------------------

         End of year *                                                                       $36,080,922           $9,939,004
                                                                                        =================   ==================




*  Including undistributed net
         investment income of:                                                                  $306,875              $93,185



               See accompanying notes to the financial statements.

                                                                              24




THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA INTERNATIONAL EQUITY FUND

====================================================================================================================================

                                                                                   YEAR ENDED                    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                                           MAY 31, 1997                  MAY 31, 1996
                                                                                ------------------            -----------------

OPERATIONS:
         Net investment income                                                           $346,895                     $248,550
         Net realized gain on investments, closed futures
            contracts, and foreign currency transactions                                1,906,835                      579,256
         Net change in unrealized appreciation (depreciation) on
            investments, open futures contracts, forward currency contracts,
            and net other assets                                                         (570,365)                     720,911
                                                                                ------------------            -----------------
         Net increase in net assets resulting from operations                           1,683,365                    1,548,717
                                                                                ------------------            -----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                           (168,571)                    (248,550)
         In excess of net investment income                                                   -                       (111,102)
         Net realized gains                                                              (611,080)                          -
                                                                                ------------------            -----------------

         Total distributions to shareholders                                             (779,651)                    (359,652)
                                                                                ------------------            -----------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                   6,251,105                    3,365,610
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                         774,541                      356,498
         Cost of shares repurchased                                                    (3,601,335)                    (703,407)
                                                                                ------------------            -----------------

         Net increase in net assets resulting from
            Fund share transactions                                                     3,424,311                    3,018,701
                                                                                ------------------            -----------------

TOTAL INCREASE IN NET ASSETS                                                            4,328,025                    4,207,766

NET ASSETS:
         Beginning of period                                                           22,167,877                   17,960,111
                                                                                ------------------            -----------------

         End of period *                                                              $26,495,902                  $22,167,877
                                                                                ==================            =================




* Including distributions in excess of net investment income                            ($475,254)                   ($165,344)




               See accompanying notes to the financial statements.

                                                                              25


THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA ASSET ALLOCATION FUND


====================================================================================================================================

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 1997   MAY 31, 1996   MAY 31, 1995    MAY 31, 1994*
                                                                         -------------  ------------ ---------------  --------------

NET ASSET VALUE, BEGINNING OF PERIOD:                                          $12.24        $11.26         $10.01       $10.00
                                                                         -------------  ------------ ---------------  --------------

INCOME FROM INVESTMENT OPERATIONS:
         Net investment income                                                   0.29          0.28           0.22         0.14
         Net realized and unrealized gain on investments                         1.23          1.97           1.18         0.02
                                                                         -------------  ------------ ---------------  --------------

             Total from investment operations                                    1.52          2.25           1.40         0.16
                                                                         -------------  ------------ ---------------  --------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                  (0.29)        (0.27)         (0.15)       (0.10)
         Net realized gains                                                     (0.74)        (1.00)          -           (0.05)
                                                                         -------------  ------------ ---------------  --------------
             Total distributions                                                (1.03)        (1.27)         (0.15)       (0.15)
                                                                         -------------  ------------ ---------------  --------------

NET ASSET VALUE, END OF PERIOD:                                                $12.73        $12.24         $11.26       $10.01
                                                                         =============  ============ ===============  ==============

TOTAL RETURN                                                                    12.68%        21.05%         14.13%        1.63%
                                                                         =============  ============ ===============  ==============

RATIOS / SUPPLEMENTAL DATA:

             Net assets, end of period (000's)                                $36,081        $9,939         $7,289       $2,871
             Net expenses to average daily net assets                            0.90%         0.90%          0.90%        0.90%
             Net investment income to average daily net assets                   2.62%         2.41%          2.46%        2.08%
             Portfolio turnover rate                                              106%           59%            77%          50%
             Average commission rate paid (1)                                  $0.049        $0.040            -            -

              Effect of voluntary expense limitation during the period:
                   Per share benefit to net investment income                   $0.07         $0.15          $0.19        $0.53

              Ratios before expense limitation:
                   Expenses to average daily net assets                          1.62%         2.21%          3.07%        8.96%
                   Net investment income (loss) to average daily net assets      1.90%         1.10%          0.28%       (5.98%)




* The Fund commenced operations on June 1, 1993.

(1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



               See accompanying notes to the financial statements.

                                                                              26


THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA INTERNATIONAL EQUITY FUND

====================================================================================================================================

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED        YEAR ENDED
                                                                    MAY 31, 1997  MAY 31, 1996  MAY 31, 1995      MAY 31, 1994 *
                                                                   ------------- ------------- -------------- ------------------

NET ASSET VALUE, BEGINNING OF PERIOD:                                   $11.22        $10.62      $10.75             $10.00
                                                                   ------------- ------------- -------------- ------------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                          (0.05)        (0.01)       0.33               0.11
   Net realized and unrealized gain on investments                        0.77          0.81        0.19               0.89
                                                                   ------------- ------------- -------------- ------------------

       Total from investment operations                                   0.72          0.80        0.52               1.00
                                                                   ------------- ------------- -------------- ------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                            (0.07)         -          (0.13)             (0.03)
   In excess of net investment income                                        -         (0.20)      (0.06)             (0.22)
   From net realized gains                                               (0.25)         -          (0.27)              -
   In excess of net realized gains                                           -          -          (0.19)              -
                                                                   ------------- ------------- -------------- ------------------
       Total distributions                                               (0.32)        (0.20)      (0.65)             (0.25)
                                                                   ------------- ------------- -------------- ------------------

NET ASSET VALUE, END OF PERIOD:                                         $11.62        $11.22      $10.62             $10.75
                                                                   ============= ============= ============== ==================

TOTAL RETURN                                                              6.51%         7.62%       5.09%             10.12%
                                                                   ============= ============= ============== ==================

RATIOS / SUPPLEMENTAL DATA:

    Net assets, end of period (000's)                                  $26,496        $22,168     $17,960            $14,955
    Net operating expenses to average daily net assets                    1.10%          1.10%       1.10%              1.10%
    Interest expenses to average daily net assets (Note 3)                0.02%             -           -                  -
    Net investment income to average daily net assets                     1.45%          1.24%       1.39%              0.93%
    Portfolio turnover rate                                                 41%            67%        218%               160%
    Average commission rate paid (1)                                    $0.001         $0.002           -                  -

     Effect of voluntary expense limitation during the period:
          Per share benefit  to net investment income                   ($0.03)         $0.10       $0.41              $0.16

     Ratios before expense limitation:
          Expenses to average daily net assets                            1.94%          2.17%       2.85%              2.42%
          Net investment income (loss) to average daily net assets        0.61%          0.17%      (0.36%)            (0.39%)






* The Fund commenced operations on June 1, 1993.

(1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



               See accompanying notes to the financial statements.
                                                                              27






THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     The PanAgora Institutional Funds (the "Trust"), formerly the PanAgora Funds, was organized under the laws of the Commonwealth of Massachusetts on January 27, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of two separately managed investment series: PanAgora Asset Allocation Fund and PanAgora International Equity Fund, (the "Funds"). Both of the Funds commenced operations on June 1, 1993.

     The Funds' investment objective is to maximize total return, consisting of capital appreciation and current income. In order to achieve its investment objective, the PanAgora Asset Allocation Fund actively allocates its assets among U.S. equity securities, fixed income securities, cash and cash equivalents and the PanAgora International Equity Fund actively allocates its assets among international equity markets.

1.   SIGNIFICANT ACCOUNTING POLICIES
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

     PORTFOLIO VALUATION
     Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, securities are valued at the mean between the closing bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents selected by the Board of Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities whose market value does not, in the Advisor's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Trustees.

     REPURCHASE AGREEMENTS
     Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS


     REPURCHASE AGREEMENTS - CONTINUED
     the  repurchase   obligations,   including   interest.   In  the  event  of
     counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FUTURES CONTRACTS
     The Funds will engage in futures transactions only for bona fide hedging and non-hedging purposes as defined in regulations of the Commodity Futures Trading Commission. Upon entering into a futures contract, each Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract.

     Futures contracts are marked-to-market daily and the daily changes in the value of the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instrument or index, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FOREIGN CURRENCY
     The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

     The Funds do not isolate that portion of the results of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS


     FORWARD FOREIGN CURRENCY CONTRACTS
     The PanAgora International Equity Fund may enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITY LENDING
     The Funds may lend its securities to brokers, dealers and other financial organizations. The loans are collateralized at all times with cash. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities. As of May 31, 1997, the PanAgora Asset Allocation Fund and the PanAgora International Equity Fund loaned securities having a market value of $882,574 and $2,093,541, respectively, collateralized by cash in the amount of $900,551 and $2,164,662, respectively, which was invested in short-term investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. Permanent differences relating to shareholder distributions will result in reclassifications to paid-in capital.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     FEDERAL INCOME TAXES
     It is the policy of the Funds to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. The International Equity Fund elected to defer to its fiscal year ending May 31, 1998, $382,299 of losses recognized during the period from November 1, 1996 to May 31, 1997.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with PanAgora Asset Management, Inc. ("PanAgora"). Under the Advisory Agreement, the Trust, on behalf of each Fund, pays a monthly fee at an annual rate of the value of each Fund's average daily net assets as follows:

             PanAgora Asset Allocation Fund                   0.60%
             PanAgora International Equity Fund               0.80%

     PanAgora has agreed to voluntarily waive and reimburse a portion or all of its respective fees and expenses of the Asset Allocation Fund and International Equity Fund to the extent that the Funds' total annual expenses exceed 0.90% or 1.10% of their average daily net assets, respectively.

     PanAgora has agreed to pay to Funds Distributor, Inc., the Trust's distributor, as compensation for certain distribution services rendered to the Trust, a monthly fee at the annual rate of 0.03% of the value of the average daily net assets of each Fund. The minimum fee, with respect to both funds, is $15,000 per year. The Funds do not pay any fees to Funds Distributor, Inc.

     The Trust has entered into Administration, Custodian and Transfer Agency and Service Agreements with Investors Bank & Trust Company ("Investors Bank").

     No officer, director or employee of PanAgora, Investors Bank or any parent or subsidiary of those corporations receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not any officer, director, or employee of PanAgora and their affiliates or Investors Bank $5,000 per annum plus $1,000 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

3.  INVESTMENT TRANSACTIONS

     Costs of purchases and proceeds from sales of investment securities, excluding short-term investments, during the year ended May 31, 1997 were as follows:

                                                Purchases            Sales
                                            -----------------   ----------------
      PanAgora Asset Allocation Fund          $ 30,696,560      $ 14,847,677
      PanAgora International Equity Fund        16,865,742         8,039,296

     The Asset Allocation Fund's purchases and sales include U.S. Government security purchases and sales of $ 7,420,334 and $ 305,305, respectively.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     3.  INVESTMENT TRANSACTIONS- CONTINUED

     For the year ended May 31, 1997, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:


                                                         TAX BASIS             TAX BASIS
                                                         UNREALIZED           UNREALIZED             NET UNREALIZED
                                                        APPRECIATION         DEPRECIATION             APPRECIATION
                                                     -------------------   ------------------     ----------------------

    PanAgora Asset Allocation Fund                   $    1,225,143         $    (391,844)            $ 833,299
    PanAgora International Equity Fund                    2,732,736            (2,162,730)              570,006



     The International Equity Fund engaged in borrowings for temporary cash management purposes. The average daily balance of borrowings outstanding during the year ended May 31, 1997 was $72,279 at a weighted average interest rate of 6.25%. The maximum amount of borrowing during the year was $1,163,892.

4.   SHARES OF BENEFICIAL INTEREST

     For the year ended May 31, 1997 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:


                                              Year Ended         Year Ended
                                              May 31, 1997      May 31, 1996
                                             --------------       ----------
PANAGORA ASSET ALLOCATION FUND:
Shares sold                                      2,041,903         156,639
Shares issued to shareholders in
 reinvestment of distributions                      72,614          76,272
Shares repurchased                                 (92,864)        (68,247)
                                              -------------      ----------
Net increase                                     2,021,653         164,664
Fund shares:
   Beginning of  year                              812,150         647,486
                                              -------------      ----------
   End of  year                                  2,833,803         812,150
                                              =============      ==========

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

4.   SHARES OF BENEFICIAL INTEREST - CONTINUED




                                               Year Ended         Year Ended
                                              May 31, 1997       May 31, 1996
                                               ----------        -----------
PANAGORA INTERNATIONAL EQUITY FUND:
Shares sold                                      562,044            319,471
Shares issued to shareholders in
 reinvestment of distributions                    69,986             33,194
Shares repurchased                              (326,221)           (67,770)
                                              ----------         ----------
Net increase                                     305,809            284,895
Fund shares:
   Beginning of year                           1,975,371          1,690,476
                                              ----------         ----------
   End of year                                 2,281,180          1,975,371
                                              ==========          ==========

5.   ORGANIZATION COSTS
     Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.  FINANCIAL INSTRUMENTS
     The Funds may purchase financial instruments with off-balance sheet risk in the normal course of its investment activities. The Asset Allocation Fund may invest in futures contracts and the International Equity Fund may invest in forward currency contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of May 31, 1997, the Asset Allocation Fund had open futures contracts for which a summary is included with its portfolio of investments.


7.  CONCENTRATION
     For the year ended May 31, 1997 a substantial portion of the PanAgora International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities may be

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS


7.  CONCENTRATION - CONTINUED
     subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.


8.  BENEFICIAL INTEREST
     At May 31, 1997, PanAgora Asset Management, Inc. and affiliated entities were record owners of 6.45% and 6.22% of the outstanding shares of the PanAgora Asset Allocation Fund and PanAgora International Equity Fund, respectively. Certain other unaffiliated companies were each record owners of more than 10% of the outstanding shares of the Funds as follows.


                                                UNAFFILIATED COMPANIES


                                       # of Shareholders         % of Ownership
                                      ------------------------------------------
PanAgora Asset Allocation Fund               3                         92.84%

PanAgora International Equity Fund           3                         92.67%




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THE PANAGORA INSTITUTIONAL FUNDS
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)

--------------------------------------------------------------------------------


1. For distributions made during the fiscal year ended May 31, 1997, the Asset Allocation Fund and the International Equity Fund designated $408,033 and $310,702, respectively as long term capital gains.

2. Taxes on foreign source interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At the close of the PanAgora International Equity Fund's fiscal year the total foreign source income was $435,168 and the withholding tax associated with that income was $44,311. Dividends received by shareholders of the fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Internal Revenue code, as if paid and received by the shareholders of the fund.





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                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the PanAgora Institutional Funds:

     We have audited the accompanying statements of assets and liabilities of the PanAgora Institutional Funds (consisting of the PanAgora Asset Allocation Fund and the PanAgora International Equity Fund), including the schedules of portfolio of investments, as of May 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The PanAgora Institutional Funds as of May 31, 1997, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


     /s/ COOPERS & LYBRAND L.L.P.


     COOPERS & LYBRAND L.L.P.

     Boston, Massachusetts
     July 18, 1997


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